Investment Objectives and Goals - AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS INC	Dec. 01, 2025
STRATEGIC ALLOCATION: CONSERVATIVE FUND
Prospectus [Line Items]
Risk/Return [Heading]	Strategic Allocation: Conservative Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix.

STRATEGIC ALLOCATION: MODERATE FUND
Prospectus [Line Items]
Risk/Return [Heading]	Strategic Allocation: Moderate Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix.

STRATEGIC ALLOCATION: AGGRESSIVE FUND
Prospectus [Line Items]
Risk/Return [Heading]	Strategic Allocation: Aggressive Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix.